RELATED PARTY TRANSACTIONS (Additional Information) (Details) $ in Thousands	1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Oct. 31, 2020 drillingRig	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 22, 2022
Related Party Transaction [Line Items]
Gain on sale of subsidiaries, operating			$ 0	$ 0	$ 1,894
Number of drilling units | drillingRig		3
Gain (loss) on sale of vessel			$ 13,228	$ 39,405	$ 2,250
River Box
Related Party Transaction [Line Items]
Ownership percentage					49.90%
West Taurus
Related Party Transaction [Line Items]
Gain (loss) on sale of vessel	$ (600)
Seadrill
Related Party Transaction [Line Items]
Percentage of post-emergency bankruptcy allowance						0.01
Disposal Group, Disposed of by Sale, Not Discontinued Operations | River Box
Related Party Transaction [Line Items]
Ownership percentage of disposed assets					50.10%
Net proceeds received					$ 17,500
Gain on sale of subsidiaries, operating					$ 1,900